UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  May 2, 2002

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       44
Form 13F Information Table Value Total:       $109,579

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Hilton Hotels Corp.            CONV BOND        432848AL3     6590  6955000 PRN      SOLE                                          0
Johnson & Johnson              COM              478160104     5921    91168 SH       SOLE                                      91168
ConAgra Foods                  COM              205887102     5064   208810 SH       SOLE                                     208810
Weatherford Intl               COM              947074100     4809   100960 SH       SOLE                                     100960
ChevronTexaco Corp             COM              166764100     4771    52856 SH       SOLE                                      52856
Dominion Resources             COM              25746U109     4416    67770 SH       SOLE                                      67770
American Electric Power        COM              025537101     4305    93400 SH       SOLE                                      93400
Waste Mgmt Inc                 COM              94106L109     4129   151525 SH       SOLE                                     151525
International Business Machins COM              459200101     4085    39277 SH       SOLE                                      39277
Emerson Electric               COM              291011104     3954    68895 SH       SOLE                                      68895
Washington Reit                COM              939653101     3936   136905 SH       SOLE                                     136905
Alcan Inc.                     COM              013716105     3922    98965 SH       SOLE                                      98965
Pepsico Inc.                   COM              713448108     3903    75780 SH       SOLE                                      75780
Manufactured Home Cmnt         COM              564682102     3822   115815 SH       SOLE                                     115815
VF Corp                        COM              78387G103     3813    88165 SH       SOLE                                      88165
Ambac Finl Group               COM              023139108     3808    64470 SH       SOLE                                      64470
Legg Mason                     COM              524901105     3725    70175 SH       SOLE                                      70175
John Hancock Financial         COM              41014S106     3475    90985 SH       SOLE                                      90985
Pfizer Inc.                    COM              717081103     3427    86242 SH       SOLE                                      86242
Hartford Financial Services    COM              416515104     3208    47100 SH       SOLE                                      47100
Home Depot                     COM              437076102     3121    64215 SH       SOLE                                      64215
Pennsylvania REIT              COM              709102107     3043   119330 SH       SOLE                                     119330
Pharmaceutical Prod. Dev       COM              717124101     2912    83560 SH       SOLE                                      83560
Pitney Bowes                   COM              724479100     2526    59030 SH       SOLE                                      59030
Exxon Corp.                    COM              302290101     1281    29218 SH       SOLE                                      29218
Genlyte Group                  COM              277432100     1084    28850 SH       SOLE                                      28850
Microsoft Corp.                COM              594918104     1020    16905 SH       SOLE                                      16905
North Fork Bancorporation      COM              659424105     1006    28300 SH       SOLE                                      28300
Merck & Company                COM              589331107      936    16258 SH       SOLE                                      16258
Paychex Inc.                   COM              629407107      933    23490 SH       SOLE                                      23490
Elan                           COM              284131208      868    62400 SH       SOLE                                      62400
Schlumberger Ltd.              COM              806857108      847    14395 SH       SOLE                                      14395
Amer. Int'l Group              COM              026874107      785    10880 SH       SOLE                                      10880
Kansas City Southern           COM              485170104      780    48925 SH       SOLE                                      48925
Intel                          COM              458140100      589    19360 SH       SOLE                                      19360
Sun Communities                COM              866674104      544    13830 SH       SOLE                                      13830
General Electric               COM              369604103      395    10553 SH       SOLE                                      10553
Bristol-Myers Squibb           COM              110122108      387     9549 SH       SOLE                                       9549
Procter & Gamble               COM              742718109      315     3500 SH       SOLE                                       3500
Fannie Mae                     COM              313586109      260     3251 SH       SOLE                                       3251
Walgreen Co.                   COM              931422109      223     5700 SH       SOLE                                       5700
Wyeth                          COM              983024100      219     3333 SH       SOLE                                       3333
Tanger Factory Outlets         COM              875465106      213     7970 SH       SOLE                                       7970
Amgen                          COM              031162100      209     3500 SH       SOLE                                       3500